Financial assets at fair value through other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2025
Financial assets at fair value through other comprehensive income
Schedule of investments at fair value through Other Comprehensive Income (OCI)

June 30, 2025
Stalicla SA	285,962
Total	285,962